Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commitment of Cross Currency Swaps
As at December 31, 2018, Teekay LNG was committed to the following cross currency swaps:

Notional Amount NOK	Notional Amount USD				Fair Value / Carrying Amount of (Liability) / Asset	Remaining Term (years)
		Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable
1,000,000	134,000	NIBOR	3.70%	5.92%	(18,315)	1.4
1,200,000	146,500	NIBOR	6.00%	7.72%	(4,727)	2.8
850,000	102,000	NIBOR	4.60%	7.89%	(6,080)	4.7
					(29,122)

Interest Rate Swap Agreements
As at December 31, 2018, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt obligations were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	1,162,476	(22,443)	3.7	2.9
EURIBOR-Based Debt:
Euro-denominated interest rate swaps	EURIBOR	86,477	(11,092)	4.7	3.8
			(33,535)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of December 31, 2018, ranged from 0.3% to 3.95%.

(2)
Includes interest rate swaps with the notional amount reducing quarterly or semi-annually. Two interest rate swaps are subject to mandatory early termination in 2020 and 2021, at which time the swaps will be settled based on their fair value.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities and Other	Current Portion of Derivative Liabilities	Derivative Liabilities
As at December 31, 2018
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	784	2,362	20	—	—
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	—	—	—	—	—
Interest rate swap agreements	2,915	2,973	(2,498)	(7,419)	(32,672)
Cross currency swap agreements	—	—	(713)	(4,729)	(23,680)
Stock purchase warrants	—	12,026	—	—	—
Forward freight agreements	—	—	—	(57)	—
	3,699	17,361	(3,191)	(12,205)	(56,352)
As at December 31, 2017

Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	1,037	(18)	(751)	(7)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	96	—	—	(15)	—
Interest rate swap agreements	1,124	4,319	(4,836)	(35,134)	(38,213)
Cross currency swap agreements	—	5,042	(810)	(44,523)	(10,168)
Stock purchase warrants	—	30,749	—	—	—
	1,220	41,147	(5,664)	(80,423)	(48,388)

Effective Portion of Gains (Losses) on Interest Rate Swap Agreements
For the periods indicated, the following table presents the effective portion of gains (losses) on consolidated interest rate swap agreements designated and qualifying as cash flow hedges:

Year Ended December 31, 2018
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI (1)	Reclassified from AOCI (2)	Portion (3)
$	$	$
2,128	(152)	740	Interest expense

Year Ended December 31, 2017
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI (1)	Reclassified from AOCI (2)	Portion (3)
$	$	$
(31)	(1,614)	(746)	Interest expense
(1) Recognized in accumulated other comprehensive loss (or AOCI).
(2) Recorded in AOCI during the term of the hedging relationship and reclassified to earnings.
(3) Recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments
The effect of the (losses) and gains on derivatives not designated as hedging instruments in the consolidated statements of (loss) income are as follows:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Realized (losses) gains relating to:
Interest rate swap agreements	(13,898)	(53,921)	(87,320)
Interest rate swap agreement terminations	(13,681)	(610)	(8,140)
Foreign currency forward contracts	—	667	(11,186)
Time charter swap agreement	—	1,106	2,154
Forward freight agreements	137	270	—
	(27,442)	(52,488)	(104,492)
Unrealized gains (losses) relating to:
Interest rate swap agreements	33,700	17,005	62,446
Foreign currency forward contracts	—	3,925	15,833
Stock purchase warrants	(21,053)	(6,421)	(9,753)
Time-charter swap agreement	—	(875)	875
Forward Freight Agreements	(57)	—	—
	12,590	13,634	69,401
Total realized and unrealized losses on derivative instruments	(14,852)	(38,854)	(35,091)

Effect of Gains (Losses) on Cross Currency Swaps
The effect of the gains (losses) on cross currency swaps on the consolidated statements of (loss) income is as follows:

	Year Ended December 31,
	2018 $	2017 $	2016 $
Realized losses on maturity and/or partial termination of cross currency swap	(42,271)	(25,733)	(41,707)
Realized losses	(6,533)	(18,494)	(38,564)
Unrealized gains	21,240	82,668	75,033
Total realized and unrealized (losses) gains on cross currency swaps	(27,564)	38,441	(5,238)